Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ 658	$ (483)	$ 1,381	$ 421
Experience adjustments		1		1
Return on plan assets (excluding interest based on discount rate)	(785)	313	(1,789)	(248)
Total remeasurements of employee benefit plans	(127)	(169)	(408)	174
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	68	(45)	138	45
Experience adjustments	3		3	(2)
Total remeasurements of employee benefit plans	$ 71	$ (45)	$ 141	$ 43